LEASE - Additional information (Details)	Dec. 31, 2022	Dec. 31, 2021
LEASE
Weighted average of remaining lease term - finance leases (in years)	1 year 9 months 18 days	2 years 8 months 12 days
Weighted average of remaining lease term - operating leases (in years)	6 years 7 months 6 days	4 years 4 months 24 days
Weighted average of lease discount rate - finance lease	4.90%	5.00%
Weighted average of lease discount rate - operating lease	10.40%	4.30%